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invesco.com
May 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK 0000896435

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Series I and Series II shares of:
Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Conservative Balanced Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Global Strategic Income Fund, Invesco Oppenheimer V.I. Government Money Fund, Invesco Oppenheimer V.I. International Growth Fund, Invesco Oppenheimer V.I. Main Street Fund®, Invesco Oppenheimer V.I. Main Street Small Cap Fund®, Invesco Oppenheimer V.I. Total Return Bond Fund, Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Equally-Weighted S& P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Money Market Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Health Care Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Managed Volatility Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund and Invesco V.I. Value Opportunities Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 81 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards
Associate General Counsel